Inventories	12 Months Ended
Dec. 31, 2020
Inventories
	December 31,
	2020	2019
	US$’000	US$’000

Raw materials	63	85
Work in progress	20	29
Finished goods	259	472

	342	586

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the write-down of inventories is deemed appropriate. For the years ended December 31, 2020, and 2019, write-down of inventories amounted to US$13,000 and US$35,000, respectively, which were charged to cost of revenue in consolidated statements of operations and comprehensive income / (loss).

ZHEJIANG TIANLAN
Inventories
	December 31,
	2020	2019
	RMB’000	RMB’000

Raw materials	341	5,742
Finished goods	2,048	13

	2,389	5,755